SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

(a) On March 20, 2013, the Company obtained a one-year bank facility from China Everbright Bank, which includes $11.2 million (RMB 70 million) bank loan facility and $4.8 million (RMB 30 million) facility for bank accepted notes. The Company withdrawn the facilities on the same day. The bank borrowing is restricted to the purchase of raw materials only and the interest rate is fixed at 6.6%. The bank borrowing is guaranteed by Daqo Group and Mr Guangfu Xu.

(b) On April 3, 2013, the Company modified the exercise price for a total number of 6,920,625 options granted in prior years to $0.25, in order to provide appropriate incentives to the relevant employees and executive officers of the Company. The Company is assessing the financial impact of the modification of the exercise price.

(c) On April 3, 2013, the Company granted options to acquire 140,000 ordinary shares to independent directors pursuant to the Option Plan. Thirty percent (30%) of the options will vest as of December 24, 2013, thirty percent (30%) of the options will vest as of December 24, 2014, and the remaining forty percent (40%) of the options will vest as of December 24, 2015. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $0.25.

(d) On April 12, 2013, the Company obtained an irrevocable, legally enforceable letter of financial support from the Company's shareholders, who have committed to provide sufficient financial support to the Company to ensure the Company has the funds required to satisfy its obligations as they come due in the normal course, through Daqo Group. Further, the support letter provides that Daqo Group will not require the Company to pay intercompany debts, if any, provided under the letter of support or the amount owed to the Daqo Group and subsidiaries of Daqo Group, Daqo Solar and Xinjiang Daqo Investment as of March 31, 2013, before January 1, 2014.

(e) On April 17, 2013, the Company obtained a one-year bank facility of $11.2 million (RMB 70 million) from China Construction Bank. The Company withdrew the facilities on the same day. The bank borrowing is for daily business operation purpose and the interest rate is fixed at 6.0%. The bank borrowing is guaranteed by Daqo Group.